STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2009	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life	6 months	2 years 6 months
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	0.75		$ 0.75
Shares	7,334		7,333
Weighted Average Remaining Life	7 years 6 months 7 days		6 years 9 months 7 days
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	1.28		$ 4.88
Shares	4,336		134
Weighted Average Remaining Life	4 years 5 months 5 days		8 years 5 months 12 days
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	4.88		$ 5.25
Shares	134		2,031
Weighted Average Remaining Life	9 years 2 months 12 days		7 years 11 months 8 days
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	5.25		$ 5.63
Shares	2,631		192,000
Weighted Average Remaining Life	9 years 5 months 8 days		8 years 5 months 16 days
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	5.63		$ 5.93
Shares	192,000		23,206
Weighted Average Remaining Life	9 years 2 months 16 days		8 years 5 months 19 days
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	5.93		$ 6.00
Shares	23,207		123,998
Weighted Average Remaining Life	9 years 2 months 19 days		7 years 10 months 17 days
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	6.00		$ 6.60
Shares	124,000		5,332
Weighted Average Remaining Life	8 years 7 months 17 days		7 years 3 months 25 days
Stock Options Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	66.00		$ 8.25
Shares	5,334		3,636
Weighted Average Remaining Life	8 years 25 days		10 years
Stock Options Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	9.94		$ 9.94
Shares	3,019		3,019
Weighted Average Remaining Life	9 years 6 months 14 days		8 years 9 months 14 days
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	10.50		$ 10.50
Shares	3,239		3,238
Weighted Average Remaining Life	9 years 6 months 14 days		8 years 9 months 14 days
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	11.25		$ 11.25
Shares	9,023		14,799
Weighted Average Remaining Life	7 years 1 month 28 days		7 years 8 months 19 days
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	12.75		$ 12.75
Shares	67		10,069
Weighted Average Remaining Life	9 years 4 months 10 days		9 years 6 months 14 days
Stock Options Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	20.25		$ 13.88
Shares	4,939		2,160
Weighted Average Remaining Life	10 years		9 years 6 months 4 days
Stock Options Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	21.75		$ 15.00
Shares	1,334		3,334
Weighted Average Remaining Life	9 years 9 months 7 days		9 years 5 months 19 days
Stock Options Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	23.85		$ 17.25
Shares	1,258		40,261
Weighted Average Remaining Life	9 years 9 months		9 years 5 months 8 days
Stock Options Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	24.75		$ 18.75
Shares	1,334		3,335
Weighted Average Remaining Life	9 years 8 months 23 days		9 years 4 months 24 days
Stock Options Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	25.61		$ 20.25
Shares	267		4,940
Weighted Average Remaining Life	9 years 9 months		9 years 3 months 4 days
Stock Options Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	26.25		$ 21.75
Shares	1,000		1,336
Weighted Average Remaining Life	4 months 13 days		9 years 7 days
Stock Options Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	43.88		$ 23.85
Shares	1,277		1,260
Weighted Average Remaining Life	5 months 8 days		9 years 4 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	6.75	20.25	$ 7.58	$ 6.75	$ 8.25	$ 14.25	$ 19.50	$ 125.25	$ 125.25	$ 125.25
Shares	385,733	19,948	445,889	168,856	77,301	46,642	17,215	638	558	239
Stock Options Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices			$ 24.75
Shares			334
Weighted Average Remaining Life			8 years 11 months 26 days
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices			$ 25.61
Shares			134
Weighted Average Remaining Life			8 years 11 months 26 days
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	0.75		$ 0.75
Shares	2,667		400
Weighted Average Remaining Life	1 year 11 months 8 days		1 year 2 months 8 days
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	5.63		$ 6.00
Shares	35,556		102,857
Weighted Average Remaining Life	10 months 6 days		3 years 5 months 12 days
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	6.00		$ 9.00
Shares	102,857		2,666
Weighted Average Remaining Life	4 years 2 months 12 days		3 years 3 months 25 days
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	7.50		$ 11.25
Shares	19,047		204,200
Weighted Average Remaining Life	3 months 29 days		3 years 3 months 7 days
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	9.00		$ 12.38
Shares	2,667		71,257
Weighted Average Remaining Life	4 years 10 months 24 days		3 years 6 months 11 days
Warrant Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	11.25		$ 13.50
Shares	221,977		4,444
Weighted Average Remaining Life	3 years 11 months 23 days		3 years 8 months 19 days
Warrant Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	12.00		$ 14.85
Shares	2,000		23,612
Weighted Average Remaining Life	4 months 17 days		3 years 7 months 28 days
Warrant Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	12.75		$ 15.00
Shares	17,255		1,168
Weighted Average Remaining Life	3 months 7 days		4 months 2 days
Warrant Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	13.50		$ 18.75
Shares	7,112		4,166
Weighted Average Remaining Life	2 years 9 months 29 days		11 days
Warrant Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	14.85		$ 20.25
Shares	23,611		1,481
Weighted Average Remaining Life	4 years 4 months 28 days		3 years 11 days
Warrant Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	1,500		$ 24.38
Shares	16,500		83,080
Weighted Average Remaining Life	2 months 5 days		4 years 10 months 10 days
Warrant Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	18.75
Shares	5,000
Weighted Average Remaining Life	9 months 7 days
Warrant Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	34.50
Shares	1,110
Weighted Average Remaining Life	3 months 18 days
Warrant Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	57.68
Shares	4,561
Weighted Average Remaining Life	6 months
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices	10.50	36.75	$ 8.60	$ 9.75	$ 17.25	$ 33.00	$ 33.75	$ 78.00	$ 93.75	$ 196.50
Shares	461,920	98,303	499,331	468,431	358,429	142,278	69,126	1,617	1,237	279